Share-based Payments - Expense recognized for participant services (Details) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) Options € / shares Y shares	Jun. 30, 2022 EUR (€) Options € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €	€ 14,517	€ 11,608
General population and executives - standard ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €	3,684	5,225
Expense arising from share-based payments | €	€ 3,684	€ 5,225
General population and executives - standard ESOP | Equity-settled options
Number of options
Outstanding at January 1 | Options	8,049,568	19,573,307
Options granted	0	5,714
Forfeited during the year | Options	(445,963)	(442,835)
Exercised during the period | Options	(1,278,108)	(8,253,725)
Transferred to cash-settled | shares		(22,856)
Outstanding at December 31 | Options	6,325,497	10,859,605
WAEP
Outstanding at January 1	€ 0.00	€ 0.00
Granted during the year	0.00	0.00
Forfeited during the year	0.00	0.00
Exercised during the period	€ 0.00	€ 0.00
Transferred to cash-settled	0.00	0.00
Outstanding at December 31	€ 0	€ 0.00
General population and executives - standard ESOP | Cash-settled options
Number of options
Outstanding at December 31	5,714	22,856
WAEP
Outstanding at December 31	€ 0.00	€ 0.00
General population - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €	€ 2,312	€ 1,728
Expense arising from share-based payments | €	€ 2,312	€ 1,728
Number of options
Outstanding at January 1 | Options	4,275,098	162,800
Options granted | Options	1,790,000	2,782,000
Assigned during the year | shares	1,790,364	2,782,614
Forfeited during the year | Options	(272,914)	(9,837)
Exercised during the period | Options	(1,017,273)
Outstanding at December 31 | Options	4,775,275	2,935,577
WAEP
Outstanding at January 1	€ 0.12	€ 0.12
Assigned during the year	0.12	0.12
Forfeited during the year	€ 0.12
Exercised during the period	0.12
Outstanding at December 31	€ 0.12	€ 0.12
Executives - ESOP modified
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €	€ 504	€ 1,705
Expense arising from share-based payments | €	€ 504	€ 1,705
Number of options
Outstanding at January 1 | Options	728,020	1,888,477
Options granted | Options	0	0
Forfeited during the year | Options	(302,327)	(86,796)
Outstanding at December 31 | Options	425,693	1,801,681
WAEP
Outstanding at January 1	€ 6.94	€ 7.90
Forfeited during the year	8.47	8.90
Outstanding at December 31	5.85	€ 7.85
Measurement of fair values
Fair value option per share	€ 0.00
Executives - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €	€ 1,845	€ 1,676
Expense arising from share-based payments | €	€ 1,845	€ 1,676
Number of options
Outstanding at January 1 | Options	2,324,725	1,050,913
Assigned during the year | shares	604,572	370,434
Forfeited during the year | Options	(54,986)	(163,200)
Exercised during the period | Options	(261,520)	(49,548)
Outstanding at December 31 | Options	2,612,791	1,208,599
WAEP
Outstanding at January 1	€ 0.12	€ 0.12
Assigned during the year	0.12	0.12
Forfeited during the year	€ 0.12	€ 0.12
Exercised during the period	0.12	0.12
Outstanding at December 31	0.12	0.12
Measurement of fair values
Fair value option per share	€ 0.99	€ 2.95
Executives - Performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from equity-settled share-based payments | €	€ 1,058	€ (919)
Expense arising from share-based payments | €	€ 1,058	€ (919)
Number of options
Outstanding at January 1 | Options	3,596,721	7,036,501
Options granted | Options	0	1,006,000
Assigned during the year | shares		1,272,059
Forfeited during the year | Options		(4,711,839)
Outstanding at December 31 | Options	3,596,721	3,596,721
WAEP
Outstanding at January 1	€ 7.94	€ 8.15
Assigned during the year		9.42
Forfeited during the year		€ 8.66
Outstanding at December 31	€ 7.94	€ 7.93
Measurement of fair values
Expected exercise term | Y	3.3
Executives - Performance-based stock options | Minimum
Measurement of fair values
Expected volatility (%)	109.90%
Risk free rate	0.60%
Executives - Performance-based stock options | Maximum
Measurement of fair values
Expected volatility (%)	111.40%
Risk free rate	0.81%
Executives - Time-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €	€ 553	€ 3,463
Number of options
Outstanding at January 1 | Options	3,107,488	2,951,000
Options granted | Options		768,817
Outstanding at December 31 | Options	3,107,488	3,719,817
WAEP
Outstanding at January 1	€ 4.07	€ 7.25
Granted during the year		3.62
Outstanding at December 31	€ 4.07	€ 6.50
Measurement of fair values
Expected dividend yield	0.00%
Expected exercise term | Y	9.9
Executives - Time-based stock options | Minimum
Measurement of fair values
Expected volatility (%)		121.90%
Risk free rate		(0.69%)
Executives - Time-based stock options | Maximum
Measurement of fair values
Expected volatility (%)	124.10%
Risk free rate	0.21%
Executives - Joint Stock Ownership plan (JSOP) and bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €		€ (3,411)
Executives - Joint Stock Ownership plan (JSOP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €		(2,718)
Executives - Joint Stock Ownership plan (JSOP) | Cash-settled options
Number of options
Options granted | Options	0
Executives - shadow bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense arising from share-based payments | €		€ (693)